                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-14
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X
                                                                  -----
                         Pre-Effective Amendment No. 1
                       Post-Effective Amendment No. ____
                       (check appropriate box or boxes)

                       FRANK RUSSELL INVESTMENT COMPANY
              --------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                                (253) 627-7001
                       --------------------------------
                       (Area Code and Telephone Number)

                                 909 A Street
                               Tacoma, WA  98402
                   -----------------------------------------
                   (Address of Principal Executive Offices--
                    Number, Street, City, State, Zip Code)

                           Gregory J. Lyons, Esquire
                              Assistant Secretary
                        909 A Street, Tacoma WA  98402
                   ----------------------------------------
                   (Name and Address of Agent for Service--
                    Number, Street, City, State, Zip Code)

                                  Copies to:

                        Steven M. Felsenstein, Esquire
                     Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                            Philadelphia, PA  19103

           Approximate Date of Proposed Public Offering:  As soon as
        practicable after this Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered:  Shares of Beneficial Interest, $0.01 Par
                                       Value Per Share

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940. Pursuant to Rule 429(a), this Registration Statement relates to shares previously registered on Form N-1A (Securities Act of 1933 File No. 002-71299; Investment Company Act of 1940 File No. 811-03153).

     The Registrant has requested that the staff accelerate the effective date of this amendment and the original filing at the earliest possible time.

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                        FRANK RUSSELL INVESTMENT COMPANY

                             CROSS REFERENCE SHEET
                       (Pursuant to Rule 481(a) under the
                            Securities Act of 1933)

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
N-14 Item No. and Caption                               Location in Prospectus
---------------------------                             ----------------------
PART A
1.  Beginning of Registration Statement and Outside     Cover Page of Registration Statement; Front Cover
    Front Cover Page of Prospectus                      Page of Prospectus

2.  Beginning and Outside Back Cover Page of            Table of Contents
    Prospectus

3.  Fee Table, Synopsis Information and Risk Factors    Summary; Risk Factors

4.  Information About the Transaction                   Summary; Reasons for the Reorganization;
                                                        Information About the Reorganization

5.  Information About the Registrant                    Prospectus Cover Page; Summary; Comparison of
                                                        Investment Policies and Risks of the Bond Fund
                                                        and the Fixed Income Fund; Information About
                                                        Frank Russell Investment Company

6.  Information About the Company Being Acquired        Prospectus Cover Page; Comparison of Investment
                                                        Policies and Risks of the Bond Fund and the Fixed
                                                        Income Fund; Additional Matters Regarding the
                                                        Frank Russell Investment Company; Other
                                                        Information Relating to the Frank Russell
                                                        Investment Company

7.  Voting Information                                  Prospectus Cover Page; Notice of Special Meeting
                                                        of Shareholders; Solicitation and Revocation of
                                                        Proxies and Voting Information; Principal
                                                        Shareholders; Summary-Voting Information

8.  Interest of Certain Persons and Experts             None
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
9.  Additional Information Required for Reoffering     Not Applicable
    by Persons Deemed to be Underwriters

N-14 Item No. and Caption                              Location in Prospectus
                                                       Additional Information
---------------------------------------------------------------------------------------------------------
PART B

10.  Cover Page                                        Cover Page of Statement of Additional Information

11.  Table of Contents                                 Not Applicable

12.  Additional Information                            Incorporation of Documents by Reference in the
     about the Registrant                              Statement of Additional Information

13.  Additional Information                            Incorporation of Documents by Reference in the
     about the Company Being Acquired                  Statement of Additional Information

14.  Financial Statements                              Incorporation of Documents by Reference in the
                                                       Statement of Additional Information
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

                                    PART C

                               OTHER INFORMATION
                               -----------------

Part C contains information that supplements the exhibits that were filed with the Registrant's N-14 Registration Statement filed with the SEC on September 17,
1998.

Exhibit

11. An opinion of counsel as to the legality of the securities being registered indicating whether they will, when sold, be legally issued, full paid and nonassessable. Opinion of counsel is attached hereto as
      Exhibit 11.

12. Form of proposed tax opinion from counsel supporting the tax consequences of the reorganization of the Acquired Portfolio and the Acquiring
      Portfolio. Opinion of counsel is attached as hereto as Exhibit. 12.

Item 17.  Undertakings

          (1) The undersigned Registrant agrees to file by post-effective filing a final copy of the Form of Tax Opinion set forth in Exhibit 12, when it becomes final and is executed and received by the Registrant.

                                   SIGNATURES
                                   ----------

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, by the undersigned, thereunto duly authorized, in the City of Tacoma and the State of Washington, on the 19th day of October, 1998.


                                       FRANK RUSSELL INVESTMENT COMPANY
                                       --------------------------------
                                                (Registrant)


                                       By:  /s/ Lynn Anderson
                                            -----------------
                                            Lynn L. Anderson
                                            President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Lynn L. Anderson          Chief Executive Officer and Trustee
---------------------         Dated: October 19, 1998
Lynn L. Anderson

George F. Russell*            Trustee and Chairman of the Board
---------------------         Dated:  October 19, 1998
George F. Russell

/s/Mark E. Swanson            Treasurer and Chief Accounting Officer
---------------------         Dated: October 19, 1998
Mark E. Swanson

Paul E. Anderson*             Trustee
---------------------         Dated: October 19, 1998
Paul E. Anderson

Paul Anton*                   Trustee
---------------------         Dated: October 19, 1998
Paul Anton

William E. Baxter*            Trustee
---------------------         Dated: October 19, 1998
William E. Baxter

Lee C. Gingrich*              Trustee
---------------------         Dated: October 19, 1998
Lee C. Gingrich

Eleanor W. Palmer*            Trustee
---------------------         Dated: October 19, 1998
Eleanor W. Palmer

By* /s/ Gregory J. Lyons
    ---------------------
    Gregory J. Lyons. Attorney-in-Fact
    (Pursuant to Powers of Attorney filed herewith)
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                                 EXHIBIT INDEX
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
EXHIBIT NO.    DOCUMENT
-----------    --------
    11         Opinion of Counsel

    12         Form of Tax Opinion
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